AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2026

REGISTRATION NOS. 033-79858

811-08544

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 153	☒
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 154	☒

INVESTMENT MANAGERS SERIES TRUST III

(Exact Name of Registrant as Specified in Charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 385-5777

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and Address of Agent for Service)

COPIES TO:

Laurie Anne Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485; or
☒	on August 18, 2026, pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐	on _______________ pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485; or
☐	on _______________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 150 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on June 17, 2026, for the purpose of adding a sub-advisor for the Mast HedgeIndex Corporate Arbitrage ETF, Mast HedgeIndex Managed Futures Strategy ETF, Mast HedgeIndex Adaptive Equities ETF and Mast HedgeIndex Strategic Commodities ETF, each a series of the Trust. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 150 to the Registrant’s Registration Statement filed on June 17, 2026. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 12th day of August, 2026.

INVESTMENT MANAGERS SERIES TRUST III

By:	/s/ Maureen Quill
Maureen Quill
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on 12th day of August, 2026, by the following persons in the capacities set forth below.

Signatures	Title

/s/ Maureen Quill	Trustee, President & Principal Executive Officer
Maureen Quill

†	Trustee
Sandra Brown

†	Trustee
Robert F. Goldrich

†	Trustee
John P. Zader

/s/ Rita Dam	Treasurer, Principal Accounting Officer & Principal
Rita Dam	Financial Officer

† By:	/s/ Rita Dam
Rita Dam
Attorney-in-fact, pursuant to power of attorney previously filed with Post-Effective Amendment No. 127 filed on November 19, 2024.